Film Costs (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Motion picture productions:
Released	¥ 102,415	¥ 114,069
Completed not released	14,260	9,307
In production and development	107,811	135,654
Television productions:
Released	40,581	40,518
In production and development	1,688	2,044
Broadcasting rights	24,544	23,927
Less: current portion of broadcasting rights included in inventories	(15,910)	(15,454)
Film costs	¥ 275,389	¥ 310,065